Accumulated Other Comprehensive Income (loss)	12 Months Ended
Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income
22.	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

RMB
Balance as of January 1, 2020	484,348
Foreign currency translation adjustments, net of tax of nil	(552,788)

Balance as of December 31, 2020	(68,440)
Foreign currency translation adjustments, net of tax of nil	(139,442)

Balance as of December 31, 2021	(207,882)

Balance as of December 31, 2021, in US$	(32,621)

There have been no reclassifications out of accumulated other comprehensive income (loss) to net loss for the periods presented.